DOCUMENT AND ENTITY INFORMATION - shares	3 Months Ended
	Dec. 31, 2018	Feb. 14, 2019
DOCUMENT AND ENTITY INFORMATION [Abstract]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	Cleartronic, Inc.
Entity Central Index Key	0001362516
Current Fiscal Year End Date	--09-30
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding		207,232,524